Quarterly Report
June 30, 2022
MFS®  Municipal
Intermediate Fund
MIU-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 94.8%
Alabama - 1.9%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	$480,000	$507,769
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	495,000	520,541
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	324,337
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 5%, 3/01/2030	240,000	270,397
		$1,623,044
Alaska - 0.3%
Alaska Municipal Bond Bank, General Obligation, Refunding, Series “1”, 5%, 12/01/2027	$200,000	$222,707
Arizona - 1.2%
Arizona Board of Regents, Arizona State University System Rev., “B”, 5%, 7/01/2026	$270,000	$296,569
Arizona Board of Regents, Arizona State University System Rev., “B”, 5%, 7/01/2027	285,000	318,269
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	134,536
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	3,972
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,501
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	239,667
		$1,006,514
Arkansas - 0.5%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$125,298
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2025	150,000	163,269
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2026	140,000	155,061
		$443,628
California - 4.5%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	$125,000	$125,805
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	18,582
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	531,017
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	91,056
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	95,248
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,580
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	84,293
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5%, 11/01/2028 (w)	275,000	307,264
Los Angeles, CA, Department of Airports Rev., “F”, 5%, 5/15/2033	580,000	630,502
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	125,989
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2035	630,000	707,945
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2033	1,000,000	1,088,516
		$3,936,797
Colorado - 0.7%
Adams, Morgan, & Weld Counties, CO, Groundwater Management Subdistrict of the Central Water Conservancy District, BAM, 5%, 12/01/2028	$200,000	$227,567
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	122,017
Colorado Mountain College, COP, 5%, 12/01/2027	200,000	222,176
		$571,760
Connecticut - 0.6%
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	$250,000	$264,857
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	225,000	228,122
		$492,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 1.0%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$249,621
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	100,344
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	246,143
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	250,000	275,304
		$871,412
Florida - 3.1%
Florida Atlantic University Finance Corp., Capital Improvement Rev. (Student Housing Project), “B”, 5%, 7/01/2029	$75,000	$84,660
Florida Development Finance Corp. Educational Facilities Rev., Taxable (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “B”, 3%, 7/01/2022 (n)	100,000	100,000
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	500,000	560,047
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033 (w)	350,000	370,642
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	293,098
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2026	150,000	162,886
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2027	150,000	165,211
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	88,263
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	183,093
Volusia County, FL, School Board Master Lease Program, “A”, 5%, 8/01/2030	200,000	228,306
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2028	400,000	449,027
		$2,685,233
Georgia - 3.6%
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2036	$75,000	$82,290
Carroll County, GA, Water Authority, Water & Sewerage Refunding and Improvement Rev., “A”, 4%, 7/01/2027	200,000	214,603
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2025	225,000	235,227
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2026	175,000	184,781
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2027	125,000	132,576
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2028	150,000	159,464
Columbus, GA, Medical Center Hospital Authority Rev. Anticipation Certificates (Piedmont Healthcare, Inc. Project), “B”, 5%, 7/01/2054 (Put Date 7/01/2029)	1,000,000	1,103,274
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	983,942
		$3,096,157
Guam - 2.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$105,245
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,271
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,271
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,279
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	30,000	27,606
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	283,026
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	105,000	110,635
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	63,149
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	182,175
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	23,186
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	48,775
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	67,804
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	115,318
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	141,383
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	396,524
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	310,452
		$1,891,099
Idaho - 0.1%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	$60,000	$58,116

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - 4.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$227,625
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	75,109
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	100,000	90,694
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	46,369
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	150,544
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	41,933
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	47,589
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	106,088
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	143,265
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	200,000	216,403
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	236,050
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 4%, 10/01/2026	300,000	315,200
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	70,125
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	90,000	85,885
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	3,976
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	100,000	106,359
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	114,298
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	240,000	234,348
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	150,000	171,724
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	42,859
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	86,927
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	75,000	82,387
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	20,000	22,152
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	38,165
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	54,778
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	48,897
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	105,889
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	216,671
State of Illinois, General Obligation, 5%, 2/01/2029	165,000	174,932
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	160,889
State of Illinois, General Obligation Refunding, AGM, 4%, 2/01/2031	100,000	100,633
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	130,062
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	175,000	189,376
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	133,108
		$4,071,309
Indiana - 3.6%
Ball St. University, IN, Board of Trustees, Student Fee Bonds, “T”, 5%, 7/01/2027	$200,000	$222,651
Beech Grove, IN, Central Schools Building Corp., “A”, 3%, 7/15/2026	100,000	101,514
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	100,000	97,897
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	27,906
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	212,054
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 1/01/2030	500,000	553,840
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 7/01/2030	285,000	316,124
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2028	225,000	251,988
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2028	100,000	112,583
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2029	220,000	246,963
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2029	220,000	247,596
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2030	225,000	252,711
Lawrence County, IN, Mitchell High School Building Corp., 3%, 1/15/2026	200,000	203,640
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 3%, 7/01/2023	125,000	126,327
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 4%, 7/01/2027	100,000	105,662
		$3,079,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.4%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	$275,000	$278,774
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	10,000	9,491
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	94,355
		$382,620
Kansas - 0.3%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$125,000	$123,814
Sedgwick County, KS, Unified School District No. 268, General Obligation Refunding, “B”, 3%, 9/01/2028	150,000	150,434
		$274,248
Kentucky - 1.9%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	$105,000	$100,687
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	500,000	559,398
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,595
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2028	200,000	225,340
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	750,000	750,531
		$1,646,551
Louisiana - 1.6%
Jefferson Parish, LA, Consolidated Sewerage District 1 Rev., BAM, 4%, 2/01/2033	$1,000,000	$1,048,503
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	200,000	210,754
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	101,292
		$1,360,549
Maryland - 2.4%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$451,816
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.47%, 3/01/2023	525,000	516,341
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	528,847
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	180,000	183,776
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	152,974
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	265,947
		$2,099,701
Massachusetts - 1.8%
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2040	$970,000	$1,000,391
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	99,345
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	86,877
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	41,477
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	315,000	295,091
		$1,523,181
Michigan - 1.2%
Lake Superior State University Board of Trustees Rev., AGM, 4%, 11/15/2028	$200,000	$208,757
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “B”, 5%, 12/01/2043 (Put Date 12/01/2028)	560,000	623,141
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	31,118
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	36,201
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,718
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	46,562
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	103,809
		$1,070,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.6%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$121,016
Minnesota Higher Educational Facilities Authority Rev. (St. John's University), 4%, 10/01/2029	150,000	156,123
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	235,000	229,444
		$506,583
Mississippi - 0.2%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$68,036
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	100,000	97,729
		$165,765
Missouri - 1.4%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$156,906
Missouri Health & Educational Facilities Authority Health Facilities Rev. (Saint Luke's Health System, Inc.), 5%, 11/15/2029	655,000	696,732
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	118,858
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	209,454
		$1,181,950
Nevada - 0.2%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	$200,000	$215,804
New Hampshire - 0.4%
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	$105,000	$112,162
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	280,342	268,977
		$381,139
New Jersey - 2.5%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$85,136
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2027	210,000	223,677
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2028	275,000	293,184
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2029	250,000	267,060
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030 (Prerefunded 6/15/2024)	115,000	119,433
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	95,000	101,403
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	231,878
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	102,161
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	216,605
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	65,000	68,509
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	70,000	72,577
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	60,537
Perth Amboy, NJ, General Improvement Refunding, “A”, BAM, 3%, 3/15/2027	200,000	203,551
State of New Jersey, General Obligation, 4%, 6/01/2036	145,000	147,771
		$2,193,482
New York - 6.5%
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	$330,000	$355,619
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5%, 12/01/2027	685,000	731,138
Long Beach, NY, General Obligation, “B”, BAM, 5.25%, 7/15/2032 (w)	200,000	221,828
New York Mortgage Agency Rev., “243”, 5%, 10/01/2026	295,000	318,455
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	916,206
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	5,000	4,683
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	283,347
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2030	750,000	795,653
Oyster Bank, NY, Public Improvement Rev., AGM, 5%, 8/01/2028	500,000	559,930
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	15,000	13,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	$500,000	$479,289
Troy, NY, Capital Resource Corp. Refunding Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2027	125,000	136,352
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2030	750,000	846,860
		$5,663,161
North Carolina - 1.1%
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	$750,000	$842,902
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	124,809
		$967,711
Ohio - 3.3%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Rev. (Children's Hospital Medical Center of Akron), “A”, 5%, 11/15/2025	$450,000	$482,428
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Rev. (Children's Hospital Medical Center of Akron), “A”, 5%, 11/15/2026	500,000	541,903
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	70,000	74,778
Cuyahoga Falls, OH, School District Improvement Rev., BAM, 4%, 12/01/2029	75,000	80,143
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	146,788
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	171,731
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	503,948
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	607,131
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	200,000	213,237
Warrensville Heights, OH, City School District, BAM, 4%, 11/01/2029	80,000	82,093
		$2,904,180
Oklahoma - 0.1%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$130,000	$120,789
Oregon - 2.2%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	$5,000	$4,318
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	8,839
Oregon Facilities Authority Rev. (Legacy Health Project), “B”, 5%, 6/01/2030	1,000,000	1,116,059
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	103,811
Port of Portland, OR, International Airport Rev., 5%, 7/01/2032	500,000	553,444
Port of Portland, OR, International Airport Rev., “B”, 5%, 7/01/2028	105,000	114,869
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	5,000	4,631
		$1,905,971
Pennsylvania - 5.6%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	$10,000	$10,579
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	64,961
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	27,117
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	419,059
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	80,049
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	719,858
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	7,830
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	141,636
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	482,568
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	490,536
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	129,092
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	155,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	$85,000	$84,537
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	216,123
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	8,384
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	315,000	310,638
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	200,000	219,733
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	722,035
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2032	75,000	79,135
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	496,449
		$4,865,999
Puerto Rico - 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$15,000	$15,032
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	680,575
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	45,450
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	12,922	11,826
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	49,801	27,972
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	21,501	21,891
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	43,099	44,749
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	42,709	45,432
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	42,016	45,115
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,810	44,567
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	38,698	35,456
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,785	31,152
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,854	26,413
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	40,591	35,111
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	42,214	35,417
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	8,475
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	84,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	165,000	140,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	220,350
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	8,475
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	76,275
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	8,475
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	110,175
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,117
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	8,513
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	12,713
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	55,088
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	59,325
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	50,850
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	40,063
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	22,155
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	20,000	19,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	161,209
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	71,369
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	933
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	37,252
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,860
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	33,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,275
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	404,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	$15,000	$15,032
		$2,948,178
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	$250,000	$277,868
Rhode Island Housing and Mortgage Finance Corp., “76-A”, 5%, 10/01/2029	550,000	621,479
		$899,347
South Carolina - 1.0%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$323,277
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2028	125,000	132,180
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	143,742
University of South Carolina, Special Higher Education Rev. (Moore School of Business Project), “A”, 5%, 5/01/2033	260,000	300,220
		$899,419
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$65,000	$61,806
Tennessee - 13.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,042,097
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	505,920
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	394,183
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,450
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	778,197
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,032,898
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,058,731
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	258,417
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	76,305
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,032,460
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	380,000	367,679
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,139,208
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	509,792
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,590,528
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	551,941
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	112,870
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	84,667
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	90,000	91,882
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	655,000	658,023
		$11,296,248
Texas - 9.1%
Arlington, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4%, 12/01/2026	$100,000	$105,487
Austin, TX, Airport System Rev., 5%, 11/15/2033	1,000,000	1,103,987
Brazoria County, TX, Municipal Utility District No. 28, AGM, 3%, 9/01/2026	285,000	291,181
Brownsville, TX, 5%, 2/15/2030	200,000	227,866
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	103,724
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2025	100,000	105,471
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2026	150,000	160,722
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2027	250,000	262,963
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	125,000	128,985
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	87,280
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	194,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2028	$255,000	$286,814
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	101,958
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	250,000	265,176
Fort Bend County, TX, Municipal Utility District No. 23, BAM, 3%, 9/01/2026	200,000	203,909
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	80,000	79,489
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	202,432
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	63,579
Houston, TX, Independent School District, “A-2”, Texas PSF, 3.5%, 6/01/2039 (Put Date 6/01/2025)	400,000	407,329
Lewisville, TX, General Obligation, 5%, 2/15/2030	850,000	980,328
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	477,733
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	470,355
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	179,283
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,000,707
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2028	150,000	167,536
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	77,201
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	132,473
		$7,868,256
U.S. Virgin Islands - 0.2%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$25,000	$25,544
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	115,000	115,124
		$140,668
Utah - 0.4%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$201,795
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	15,381	14,766
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	121,281
		$337,842
Vermont - 1.2%
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	$1,000,000	$1,058,843
Virginia - 0.3%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$96,655
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	191,849
		$288,504
Washington - 0.4%
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	$125,000	$139,498
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	195,453
		$334,951
West Virginia - 0.6%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$203,602
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	322,899
		$526,501
Wisconsin - 2.4%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	$205,000	$204,862
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	285,576
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	190,491
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	299,991
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	380,308
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	150,000	153,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	$30,000	$27,070
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	25,000	23,996
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	119,879
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	105,000	95,328
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	260,777
		$2,041,828
Total Municipal Bonds		$82,182,292
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$128,602
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	393,666	103,354
Total Bonds		$231,956
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$193,227	$96,131
Investment Companies (h) - 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 1.21% (v)	4,341,893	$4,341,460

Other Assets, Less Liabilities - (0.2)%		(138,596)
Net Assets - 100.0%		$86,713,243
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,341,460 and $82,510,379, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,067,332, representing 2.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	21	$2,489,156	September – 2022	$24,533
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$82,278,423	$—	$82,278,423
U.S. Corporate Bonds	—	231,956	—	231,956
Mutual Funds	4,341,460	—	—	4,341,460
Total	$4,341,460	$82,510,379	$—	$86,851,839
Other Financial Instruments
Futures Contracts – Assets	$24,533	$—	$—	$24,533
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,342,611	$40,262,535	$40,263,826	$140	$—	$4,341,460

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,110	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.